Long-Term Debt	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020
Long-Term Debt

4. Long-Term Debt

Our debt consisted of the following (amounts in thousands) as of:

	October 31, 2020	February 1, 2020	November 2, 2019
Senior Secured Asset-Based Revolving Credit Facility	$—	$—	$44,300
Senior Secured Term Loan Facility, due July 2022 net of discount of $1.8 million, $2.6 million and $2.9 million, respectively	1,429,667	1,466,402	1,470,695

Total debt	1,429,667	1,466,402	1,514,995

Less current maturities	(18,250)	(34,116)	(18,250)
Less deferred loan costs (1)	(2,532)	(3,744)	(4,136)

Total long-term debt	$1,408,885	$1,428,542	$1,492,609

(1)	These costs are related to the 2015 Term Loan Facility.

On November 6, 2020, the Company refinanced its long-term debt (see Note 15).

2015 Term Loan Facility. On July 2, 2015, Academy, Ltd. entered into a seven-year $1.8 billion senior secured term loan facility (the “2015 Term Loan Facility”). The 2015 Term Loan Facility bears interest, at our election, at either (1) LIBOR rate with a floor of 1.00%, plus a margin of 4.00%, or (2) a base rate equal to the highest of (a) the federal funds rate plus 0.50%, (b) Morgan Stanley Senior Funding, Inc.’s “prime rate,” or (c) the one-month LIBOR rate plus 1.00%, plus a margin of 3.00%. Quarterly principal payments of approximately $4.6 million are required through June 30, 2022, with the balance due in full on the maturity date of July 2, 2022. As of October 31, 2020, the weighted average interest rate was 5.00%, with interest payable monthly. The terms and conditions of the 2015 Term Loan Facility also require that we prepay outstanding loans under the 2015 Term Loan Facility under certain circumstances. As of October 31, 2020, no prepayments of outstanding loans have been triggered under the terms and conditions of the 2015 Term Loan Facility.

During the thirty-nine weeks ended October 31, 2020 and November 2, 2019, we repurchased a portion of our principal on the 2015 Term Loan Facility, which was trading at a discount, in open market transactions. The following table provides further detail regarding these repurchases (amounts in millions):

	Thirty-Nine Weeks Ended
	October 31, 2020	November 2, 2019
Gross principal repurchased	$23.9	$147.7
Reacquisition price of debt	$16.0	$104.6
Net gain recognized	$7.8	$42.3

2018 ABL Facility. On July 2, 2015, Academy, Ltd. entered into a five-year $650 million secured asset-based revolving credit facility (the “2015 ABL Facility”). On May 22, 2018, the Company amended the agreement governing the 2015 ABL Facility (as amended, the “2018 ABL Facility”), to increase the commitment on the facility from $650 million to $1 billion. The operative terms, conditions, covenants and pricing of the 2018 ABL Facility remain the same in all material respects to the 2015 ABL Facility and/or have been sized in approximate proportion to the relative increase in the facility where such operative terms are based upon the commitment level on the facility. The 2018 ABL Facility matures on May 22, 2023, subject to a springing maturity clause which is triggered 91 days before the July 2, 2022 maturity of the 2015 Term Loan Facility should it not be paid off or extended at least 91 days beyond the May 22, 2023 maturity date of the 2018 ABL Facility. Academy, Ltd. has the option to increase the commitments under the 2018 ABL Facility by $250 million, subject to the satisfaction of certain conditions under the agreement.

The 2018 ABL Facility is used to provide financing for working capital and other general corporate purposes, as well as to support certain letters of credit requirements, and availability is subject to customary borrowing base and availability provisions. During the normal course of business, we periodically utilize letters of credit primarily for the purchase of import goods and in support of insurance contracts. As of October 31, 2020, we had outstanding letters of credit of approximately $30.8 million, of which $21.1 million were issued under the 2018 ABL Facility, and we had no borrowings outstanding under the 2018 ABL Facility, leaving the available borrowing capacity under the 2018 ABL Facility of $844.7 million.

Borrowings under the 2018 ABL Facility bear interest, at our election, at either (1) LIBOR plus a margin of 1.25% to 1.75%, or (2) a base rate equal to the highest of (a) the federal funds rate plus 0.50%, (b) JPMorgan Chase Bank, N.A.’s “prime rate”, or (c) the one-month LIBOR rate plus 1.00%, plus a margin of 0.25% to 0.75%. The 2018 ABL Facility also provides a fee applicable to the unused commitments of 0.25%. The terms and conditions of the 2018 ABL Facility also require that we prepay outstanding loans under the 2018 ABL Facility under certain circumstances. As of October 31, 2020, no future prepayments of outstanding loans have been triggered under the terms and conditions of the 2018 ABL Facility.

Covenants. The 2018 ABL Facility and the 2015 Term Loan Facility agreements contain covenants, including, among others, covenants that restrict Academy, Ltd.’s ability to incur certain additional indebtedness, create or permit liens on assets, engage in mergers or consolidations, pay dividends, make other restricted payments, make loans or advances, engage in transactions with affiliates or amend material documents. Additionally, at certain times, the 2018 ABL Facility is subject to a certain minimum adjusted fixed charge coverage ratio. These covenants are subject to certain qualifications and limitations. We were in compliance with these covenants as of October 31, 2020.

Capitalized Interest. We capitalized interest primarily related to construction of new stores and store renovations in the amount of $0.1 million and $0.4 million for the thirteen and thirty-nine weeks ended October 31, 2020, respectively, and $0.2 million and $0.5 million for the thirteen and thirty-nine weeks ended November 2, 2019, respectively.

New Academy Holding Company, LLC
Long-Term Debt
4.	Long-Term Debt

Our debt consisted of the following (amounts in thousands) as of:

	February 1, 2020	February 2, 2019
Senior Secured Asset-Based Revolving Credit Facility	$—	$—
Senior Secured Term Loan Facility, due July 2022 net of discount of $2.6 million and $4.0 million, respectively	1,466,402	1,630,890

Total debt	1,466,402	1,630,890

Less current maturities	(34,116)	(68,305)
Less deferred loan costs (1)	(3,744)	(5,830)

Total long-term debt	$1,428,542	$1,556,755

(1)	These costs are related to the 2015 Term Loan Facility (as defined below).

As of February 1, 2020 and February 2, 2019, the balance in deferred loan costs related to the Amended ABL Facility (as defined below) was approximately $3.4 million and $4.5 million, respectively, and was included in other noncurrent assets on our consolidated balance sheets. Total amortization of deferred loan costs was $2.6 million, $3.0 million and $3.2 million in 2019, 2018 and 2017, respectively.

On July 2, 2015, Academy, Ltd. entered into a seven-year $1.8 billion senior secured term loan facility, or the 2015 Term Loan Facility, with Morgan Stanley Senior Funding, Inc., as the administrative and collateral agent, and other lenders, and a five-year $650 million secured asset-based revolving credit facility, or the 2015 ABL Facility, with JPMorgan Chase Bank, N.A., as administrative agent, and other lenders. Academy, Ltd. received proceeds from the 2015 Term Loan Facility of $1.8 billion, which was net of discount of $9.1 million. On May 22, 2018, the Company amended the agreement governing the 2015 ABL Facility, or as amended, the Amended ABL Facility, to increase the commitment on the facility from $650 million to $1 billion. The operative terms, conditions, covenants and pricing of the Amended ABL Facility remain the same in all material respects to the 2015 ABL Facility and/or have been sized in approximate proportion to the relative increase in the facility where such operative terms are based upon the commitment level on the facility. The Amended ABL Facility matures on May 22, 2023, subject to a springing maturity clause which is triggered 91 days before the July 2, 2022 maturity of the 2015 Term Loan Facility should it not be paid off or extended at least 91 days beyond the May 22, 2023 maturity date of the Amended ABL Facility. In connection with the Amended ABL Facility, the Company capitalized related professional fees of $2.8 million as deferred loan costs and wrote off $0.1 million in previously capitalized deferred loan costs. Academy, Ltd. has the option to increase the commitments under the Amended ABL Facility by $250 million, subject to the satisfaction of certain conditions under the agreement.

2015 Term Loan Facility. The 2015 Term Loan Facility bears interest, at our election, at either (1) LIBOR rate with a floor of 1.00%, plus a margin of 4.00%, or (2) a base rate equal to the highest of (a) the federal funds rate plus 0.50%, (b) Morgan Stanley Senior Funding, Inc.’s “prime rate”, or (c) the one-month LIBOR rate plus 1.00%, plus a margin of 3.00%. Quarterly principal payments of approximately $4.6 million are required through June 30, 2022, with the balance due in full on the maturity date of July 2, 2022. As of February 1, 2020, the weighted average interest rate was 5.77%, with interest payable monthly. The terms and conditions of the 2015 Term Loan Facility also require that we prepay outstanding loans under the 2015 Term Loan Facility under certain circumstances. As of February 1, 2020, a $15.9 million prepayment was due under the terms and conditions of the 2015 Term Loan Facility.

In 2019 and 2017, we repurchased principal on our 2015 Term Loan Facility, which was trading at a discount. The following table provides further detail regarding these repurchases (amounts in millions):

	Fiscal Year Ended
	February 1, 2020	February 3, 2018
Gross principal repurchased	$147.7	$26.2
Reacquisition price of debt	$104.6	$19.7
Net gain recognized	$42.3	$6.3

Amended ABL Facility. The Amended ABL Facility is used to provide financing for working capital and other general corporate purposes, as well as to support certain letters of credit requirements, and availability is subject to customary borrowing base and availability provisions. During the normal course of business, we periodically utilize letters of credit primarily for the purchase of import goods and in support of insurance contracts. As of February 1, 2020, we had outstanding letters of credit of approximately $17.7 million, of which $15.9 million were issued under the Amended ABL Facility, and we had no borrowings outstanding under the Amended ABL Facility, leaving the available borrowing capacity under the Amended ABL Facility of $827.4 million (see Note 19).

Borrowings under the Amended ABL Facility bear interest, at our election, at either of (1) LIBOR plus a margin of 1.25% to 1.75%, or (2) a base rate equal to the highest of (a) the federal funds rate plus 0.50%, (b) JPMorgan Chase Bank, N.A.’s “prime rate”, or (c) the one-month LIBOR rate plus 1.00%, plus a margin of 0.25% to 0.75%. The Amended ABL Facility also provides a fee applicable to the unused commitments of 0.25%. The terms and conditions of the Amended ABL Facility also require that we prepay outstanding loans under the Amended ABL Facility under certain circumstances. As of February 1, 2020, no future prepayments of outstanding loans have been triggered under the terms and conditions of the Amended ABL Facility.

Liens and guarantees. The Amended ABL Facility has a first priority lien on all Academy, Ltd.’s cash, accounts receivable, inventory, deposit and securities accounts and proceeds therefrom, or the ABL Collateral. Additionally, the Amended ABL Facility has a second priority lien on all other collateral of the 2015 Term Loan Facility. All obligations under the 2015 Term Loan Facility and the guarantees of those obligations are secured by:

•	a second-priority security interest in the ABL Collateral;

•	a first-priority security interest in, and mortgages on, substantially all present and after acquired tangible and intangible assets of Academy, Ltd.; and

•

a first-priority pledge of 100% of the capital stock of Academy, Ltd.’s domestic subsidiaries and 66% of the voting capital stock of each of Academy, Ltd.’s foreign subsidiaries, if any, that are directly owned by Academy, Ltd. or a future U.S. guarantor, if any.

The Amended ABL Facility and the 2015 Term Loan Facility are each guaranteed by Holdco and all of its subsidiaries except for Academy International Limited, a Hong Kong limited liability company and subsidiary of Academy, Ltd.

Covenants. The Amended ABL Facility and the 2015 Term Loan Facility agreements contain covenants, including, among other things, covenants that restrict Academy, Ltd.’s ability to incur certain additional indebtedness, create or permit liens on assets, engage in mergers or consolidations, pay dividends, make other restricted payments, make loans or advances, engage in transactions with affiliates or amend material documents. Additionally, at certain times, the Amended ABL Facility is subject to a minimum adjusted fixed charge coverage ratio. These covenants are subject to certain qualifications and limitations. We were in compliance with these covenants as of February 1, 2020.

As of February 1, 2020, scheduled principal payments on our debt are as follows (amounts in thousands):

Fiscal Year
2020	$34,116
2021	18,250
2022	1,416,627

Total	$1,468,993